Financial Instruments, Financial Risks and Capital Risks Management - Summary of Capital Risk Management (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure of objectives, policies and processes for managing capital [line items]
Total debts	$ 3,596,319	RM 15,832,796	RM 12,901,473
Total equity	$ 5,513,802	RM 24,274,514	RM 19,363,243
Debt-to-equity %	65.22%	65.22%	66.63%